UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 600 Madison Avenue
         18th Floor
         New York, New York  10022

13F File Number:  28-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

     David Ward     New York, NY     February 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $115,736 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105      179    25000 SH       SOLE                    25000        0        0
ACE LTD                        SHS              H0023R105     3049    60500 SH       SOLE                    60500        0        0
AERCAP HOLDINGS NV             SHS              N00985106      971   107222 SH       SOLE                   107222        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    11440   545000 SH       SOLE                   545000        0        0
AMERICAN PHYSICIANS SVC GROU   COM              028882108     1442    62500 SH       SOLE                    62500        0        0
AMERICREDIT CORP               COM              03060R101      381    20000 SH       SOLE                    20000        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105     1644    91400 SH       SOLE                    91400        0        0
ASSURED GUARANTY LTD           COM              G0585R106     1747    80300 SH       SOLE                    80300        0        0
ASTORIA FINL CORP              COM              046265104      435    35000 SH       SOLE                    35000        0        0
BANCO LATINOAMERICANO DE COM   SHS E            P16994132     4930   354700 SH       SOLE                   354700        0        0
BANCORP INC DEL                COM              05969A105     2374   346000 SH       SOLE                   346000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4819   320000 SH       SOLE                   320000        0        0
CHIMERA INVT CORP              COM              16934Q109     1015   261700 SH       SOLE                   261700        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     2474  3585000 SH       SOLE                  3585000        0        0
EAST WEST BANCORP INC          COM              27579R104     3950   250000 SH       SOLE                   250000        0        0
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     1489    40000 SH       SOLE                    40000        0        0
ENSTAR GROUP LIMITED           SHS              G3075P101     1076    14730 SH       SOLE                    14730        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103      648     3950 SH       SOLE                     3950        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107      589    50000 SH       SOLE                    50000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     7150    42350 SH       SOLE                    42350        0        0
HANOVER INS GROUP INC          COM              410867105     1333    30000 SH       SOLE                    30000        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2788   268290 SH       SOLE                   268290        0        0
HFF INC                        CL A             40418F108     3682   589144 SH       SOLE                   589144        0        0
HILLTOP HOLDINGS INC           COM              432748101     2103   180700 SH       SOLE                   180700        0        0
HUNTINGTON BANCSHARES INC      COM              446150104      584   160000 SH       SOLE                   160000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1250    30000 SH       SOLE                    30000        0        0
KEYCORP NEW                    COM              493267108      833   150000 SH       SOLE                   150000        0        0
LABRANCHE & CO INC             COM              505447102     2343   825000 SH       SOLE                   825000        0        0
MB FINANCIAL INC NEW           COM              55264U108     2957   150000 SH       SOLE                   150000        0        0
MF GLOBAL LTD                  SHS              G60642108     7413  1066550 SH       SOLE                  1066550        0        0
MFA FINANCIAL INC              COM              55272X102     3308   450100 SH       SOLE                   450100        0        0
OCEAN SHORE HLDG CO            COM              67501R103       90    10000 SH       SOLE                    10000        0        0
OCWEN FINL CORP                COM NEW          675746309     6605   690179 SH       SOLE                   690179        0        0
PMA CAP CORP                   CL A             693419202     1619   257000 SH       SOLE                   257000        0        0
POPULAR INC                    COM              733174106     1356   600000 SH       SOLE                   600000        0        0
PRIVATEBANCORP INC             COM              742962103     1346   150000 SH       SOLE                   150000        0        0
RESOURCE AMERICA INC           CL A             761195205      536   132700 SH       SOLE                   132700        0        0
SIMMONS 1ST NATL CORP          CL A $1 PAR      828730200     1029    37000 SH       SOLE                    37000        0        0
SLM CORP                       COM              78442P106     2838   251800 SH       SOLE                   251800        0        0
STATE STR CORP                 COM              857477103      257     5900 SH       SOLE                     5900        0        0
UMPQUA HLDGS CORP              COM              904214103     1743   130000 SH       SOLE                   130000        0        0
VIRTUS INVT PARTNERS INC       COM              92828Q109     2280   143382 SH       SOLE                   143382        0        0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      666    55800 SH       SOLE                    55800        0        0
WEBSTER FINL CORP CONN         COM              947890109     1009    85000 SH       SOLE                    85000        0        0
WELLS FARGO & CO NEW           COM              949746101    10523   389900 SH       SOLE                   389900        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1758   156373 SH       SOLE                   156373        0        0
WHITNEY HLDG CORP              COM              966612103     1685   185000 SH       SOLE                   185000        0        0